5. GOING CONCERN	1 Months Ended
Aug. 15, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
5. GOING CONCERN

NOTE 5 GOING CONCERN

As reflected in the accompanying financial statements, the Company used cash in operations of $11,030 and has a net loss of $83,544. This raises substantial doubt about its ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management believes that actions presently being taken to complete the merger (see Note 6) and implement its strategic plans provide the opportunity for the Company to continue as a going concern.